Document and Entity Information (USD $)	12 Months Ended
	Feb. 28, 2014	May 01, 2014
Document And Entity Information
Entity Registrant Name	Hipcricket, Inc.
Entity Central Index Key	0001137204
Document Type	POS AM
Document Period End Date	Feb. 28, 2014
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 to Form S-1 (the “Post-Effective Amendment”) is being filed by Hipcricket, Inc. (the “Company”) pursuant to the undertakings in Item 17 of the Registration Statement on Form S-1 (No. 333-192064), as amended (the “Registration Statement”). The Registration Statement, as amended, was declared effective by the Securities and Exchange Commission on November 8, 2013, to initially register for resale by the selling stockholders identified herein up to 31,037,500 shares of the Company’s common stock, $0.0001 par value. This Post-Effective Amendment is being filed to set forth herein the Company’s audited financial statements for the year ended February 28, 2014 and to update certain other information in the Registration Statement. No additional securities are being registered under this Post-Effective Amendment.
Current Fiscal Year End Date	--02-29
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 129,564
Entity Common Stock, Shares Outstanding		154,786,916
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY